Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Nov. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Payments for rent									$ 6		$ 6	$ 1,700
Operating lease cost						$ 137	$ 126		281	$ 263	564	679
Operating lease right-of-use assets						1,357			1,357		1,431	1,091
Total operating lease liabilities						1,366			1,366		1,433
Total lease liabilities current						468			468		440	352
Long-term liabilities						240			240		268	321
Repayment of advances		$ 330	$ 30
Unsecured debt											22,700
Purchased safe principal amount					$ 150
R&D Lease [Member]
Related Party Transaction [Line Items]
Operating lease cost						18	$ 18	$ 73	37	$ 37	73
Maximum [Member]
Related Party Transaction [Line Items]
Non-interest-bearing, payable-on-demand advances	$ 350
Promissory Notes [Member]
Related Party Transaction [Line Items]
Unsecured debt		200
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Non-interest-bearing, payable-on-demand advances				$ 30
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Non-interest-bearing, payable-on-demand advances				$ 330							469
Board of Directors Chairman [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Unsecured debt		$ 375
Investors [Member]
Related Party Transaction [Line Items]
Operating lease right-of-use assets						301			301		330	386
Total operating lease liabilities						295			295		324	380
Total lease liabilities current						$ 55			$ 55		$ 56	$ 59